INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost:
Intangible assets, gross	$ 31,537	$ 31,537
Less accumulated amortization	11,696	7,108
Intangible assets, net	19,841	24,429
Amortization expense	4,588	2,784	$ 2,753
Technology-Based Intangible Assets [Member]
Cost:
Intangible assets, gross	8,275	8,275
Customer Relationships [Member]
Cost:
Intangible assets, gross	10,667	10,667
Customer data [Member]
Cost:
Intangible assets, gross	12,043	12,043
Domain [Member]
Cost:
Intangible assets, gross	552	$ 552
DeviantArt's Technology [Member]
Cost:
Amortization expense	$ 1,206